Income Taxes - Schedule of Provisions for Income Tax (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Provisions For Income Tax [Abstract]
Provisions for current income tax	$ 1,615,382	$ 3,431,459	$ 3,828,207
Deferred income tax benefit	1,008,348	(642,635)	(370,474)
Total	$ 2,623,730	$ 2,788,824	$ 3,457,733